Vessels, Drilling Units, Machinery and Equipment	12 Months Ended
Dec. 31, 2016
Vessels, Drilling Units, Machinery and Equipment, net [Abstract]
Vessels, Drilling Units, Machinery and Equipment:
7. Vessels, Drilling Units, Machinery and Equipment:
Vessels:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$2,873,951	(732,334)	2,141,617
Acquisition of subsidiary	97,100	-	97,100
Vessels transfer to held for sale	(208,099)	-	(208,099)
Vessels disposals	(810,810)	-	(810,810)
Impairment loss	(1,855,042)	803,962	(1,051,080)
Depreciation	-	(72,300)	(72,300)

Balance, December 31, 2015	$97,100	(672)	$96,428
Vessels transferred from held for sale	66,449	-	66,449
Impairment loss	(67,999)	4,138	(63,861)
Depreciation	-	(3,466)	(3,466)
Balance, December 31, 2016	$95,550	$-	$95,550

Vessel cost of $97,100 at December 31, 2015, represents the fair value of Nautilus Offshore Services Inc. vessels at the acquisition date (Note 8).
On March 30, 2015, the Board of Directors of the Company approved the entering into sales agreements with entities controlled by the Company's Chairman and Chief Executive Officer, Mr. George Economou, to sell its four Suezmax tankers, Vilamoura, Lipari, Petalidi and Bordeira, for an en-bloc sales price of $245,000. In addition, it entered into agreements with entities controlled by Mr. George Economou to potentially sell its six Aframax tankers, Belmar, Calida, Alicante, Mareta, Saga and Daytona, for an en-bloc sales price of $291,000, as long as they confirmed their unconditional acceptance by June 30, 2015. The Company classified the vessels as "held for sale" as at March 31, 2015, as all criteria required for their classification as "Vessels held for sale" were met and a charge of $56,631, included in "Impairment loss, gain/ loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations for the year ended December 31, 2015, was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell. On April 30, 2015, the Company concluded ten Memoranda of Agreements for an aggregate agreed sales price of $536,000. On May 6, 2015, and under the terms of the agreements, the purchasers paid $49,000 representing the upfront 20% for the four Suezmax tankers to the Company.

On July 8, 2015 and under the terms of the agreements, the purchasers paid $58,200 representing the upfront 20% for the six Aframax tankers to the Company. On July 16, 2015, July 21, 2015, July 24, 2015, July 27, 2015, August 6, 2015, August 7, 2015, August 19, 2015, August 25, 2015, September 10, 2015 and October 29, 2015 the tankers Petalidi, Bordeira, Lipari, Belmar, Saga, Mareta, Vilamoura, Calida, Daytona and Alicante, respectively were delivered to their new owners, who paid the balance of the agreed sales prices to the Company.
The impairment review performed prior to the entering into the agreements for the sale of the Company's Drybulk vessels and vessel owning companies, indicated that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a charge of $83,937, which was included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 12).
On September 9, 2015, the Company entered into sales agreements with entities controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of the vessel owning companies of 14 vessels (ten Capesize bulk carriers': Rangiroa, Negonego, Fakarava, Raiatea, Mystic, Robusto, Cohiba, Montecristo, Flecha and  Partagas, and four Panamax bulk carriers': Woolloomooloo, Saldanha, Topeka and Helena) and the sale of three Capesize bulk carriers (Manasota,  Alameda and Capri) for an aggregate price of $377,000, including their existing employment agreements and the assumption of $236,716 of debt, associated with some of the vessels. In this respect, a charge of $375,090, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations for the year ended December 31, 2015 was recognized.
On September 17, 2015 and October 13, 2015, the shares of the vessel owning company of the vessel Mystic and the shares of the shareholders of the vessel owning companies of ten vessels (Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena), respectively were delivered to their new owners. On September 22, 2015, October 1, 2015 and December 11, 2015, the vessels Capri, Manasota and Alameda, respectively were delivered to their new owners. The assets and liabilities of the remaining three vessel owning companies (Rangiroa, Negonego and Fakarava) remained classified as "held for sale" on December 31, 2015, as all criteria required for their classification as " held for sale" were met.
In addition, on September 30, 2015, the Company classified all the remaining vessels in its fleet, comprised of 20 Panamax and two Supramax bulk carriers, as held for sale, as all criteria required for their classification were met and recognized an additional charge of $422,404, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations for the year ended December 31, 2015, as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell.
On November 2, 2015, the Company concluded two Memoranda of Agreement to sell its two Supramax vessels, Byron and Galveston, for an aggregate sales price of $12,300. The vessels were delivered to their new owners on November 25, 2015 and November 30, 2015, respectively. In this respect, a charge of $6,035, was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2015, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other".
Finally during the three month period ended December 31, 2015, an additional charge of $113,019 was recognized and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations, due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell (Note 12).
On February 15, 2016, the Company announced that the sale of the vessel owning companies of its Capesize vessels, the Fakarava, Rangiroa and Negonego to entities controlled by its Chairman and Chief Executive Officer, Mr. George Economou, as discussed above had failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company concluded a new sales agreement with entities controlled by Mr. George Economou, for the sale of the shares of the vessel owning companies of its Capesize vessels (Fakarava, Rangiroa and Negonego,) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the shares of the vessels' owning companies and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. As part of the transaction the Company also paid the amount of $12,060, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. On March 31, 2016, the shares of the vessel owning companies were delivered to their new owners. In this respect, a charge of $23,018, was recognized and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations for the year ended December 31, 2016.
On August 22, 2016, the Company concluded a Memorandum of Agreement with an unaffiliated third-party, to sell its Panamax vessel, Coronado, for a gross price of $4,250. The vessel was delivered to its new owner on September 9, 2016. In this respect, a gain of $1,084, was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other".
On September 16, 2016, the Company entered into a sale agreement with an entity controlled by Mr. George Economou, the Company's Chairman and CEO, for the sale of the shares of the owning company of the Panamax vessel Oregon, including the associated bank debt, for a gross price of $4,675. As part of the transaction the Company also paid the amount of $7,825 to the new owners, being the difference between the purchase price and the outstanding balance of the respective debt facility. The Company drew down the respective amount under its Revolving Credit Facility (Note 4). The shares of the vessel owning company were delivered to the new owner on September 21, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, this sale constitutes a common control transaction. Mr. Economou, is deemed to have controlling interests in the Company following the issuance of 29,166 Series D preferred shares (233,333 before the 1-for-8 reverse stock split) on September 13, 2016. (Note 4) In this respect, a gain of $281, was recognized and included in "Additional paid in capital", in the accompanying consolidated balance sheet as at December 31, 2016, in accordance with the relevant US GAAP guidance.
On September 27, 2016, October 5, 2016 and October 18, 2016, the Company also concluded Memoranda of Agreement with unaffiliated third-parties for the sale of its Panamax vessels, Ocean Crystal, Sonoma and Sorrento, respectively for gross prices of $3,720, $3,950 and $6,700, respectively. As a result of the concluded agreements, the Company revalued the respective vessels as of September 30, 2016, to their fair values with reference to their purchase prices and a gain of $3,020, was recognized in the accompanying consolidated statement of operations for year ended December 31, 2016, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other". On November 7, 2016, November 15, 2016 and November 22, 2016, the vessels Ocean Crystal, Sonoma and Sorrento, respectively were delivered to their new owners. In this respect, an aggregate  loss of $641, was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other".
On October 26, 2016, the Company entered into sales agreement with entities controlled by the Company's Chairman and Chief Executive Officer, Mr. George Economou, for the sale of the owning companies of three Panamax vessels the Amalfi, Galveston (the vessel Galveston was sold and delivered to its owners on November 30, 2015) and Samatan, along with the associated bank debt for an aggregate gross price of $15,000. As part of the transaction the Company also paid the amount of $58,619, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. The Company drew down the respective amount under its New Revolving Facility (Note 4). The shares of the vessel owning companies were delivered to the new owners on October 31, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, the above sales constitute common control transaction. In this respect, an aggregate loss of $476, was recognized and included in "Additional paid in capital", in the accompanying consolidated balance sheet as at December 31, 2016, in accordance with the relevant US GAAP guidance.
During the year ended December 31, 2016, a charge of $18,266 was also recognized as "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell.
As of December 30, 2016, and due to the improved financial condition of the Company, the Board of Directors decided that the remaining 13 drybulk vessels previously classified as held for sale will not be sold, effective December 31, 2016.  The Company, reclassified its Drybulk fleet as held and used and a gain of $1,851 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations was recognized. Also, the impairment review for the year ended December 31, 2016,  indicated that the carrying amount of the offshore support vessels' was not recoverable and, therefore, a charge of $65,712 was recognized and included in "Impairment loss, gain/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations.

The amounts of "Assets held for sale" and "Liabilities held for sale" in the accompanying consolidated balance sheet as at December 31, 2015 and 2016, are analyzed as follows:
Total assets	December 31,
	2015	2016
Cash and cash equivalents	$12	$-
Restricted cash	4,920	-
Accounts receivable trade, net	7	-
Due from related parties - TMS Bulkers Ltd. (Note 4)	2,492	-
Inventories	384	-
Prepayments and advances	15	-
Insurance claims	97	-
Vessels held for sale	208,099	-
Total assets held for sale	$216,026	$-

Total liabilities	December 31,
	2015	2016
Bank debt	$103,680	$-
Accounts payable	1	-
Accrued liabilities	271	-
Deferred revenues	414	-
Total liabilities held for sale	$104,366	$-

During the year ended December 31, 2015 and 2016, substantially all of the Company's net income, except for equity in losses in Ocean Rig and income from the offshore support segment, relates to vessels sold or held for sale. As of December 31, 2016, the Company, reclassified its Drybulk fleet as held and used.
As of December 31, 2016, all of the Company's vessels have been pledged as collateral to secure the outstanding loans (Note 11).
According to ASU 2014-08, "Presentation of Financial Statements and Property, Plant and Equipment", the sale of the Company's vessels and vessel owning companies does not represent a strategic shift, hence no presentation of discontinued operations is required.

Drilling units, machinery and equipment:
The amounts of drilling units, machinery and equipment regarding Ocean Rig in the accompanying consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747
Additions	806,353	-	806,353
Depreciation	-	(154,481)	(154,481)
Deconsolidation of Ocean Rig	(8,199,526)	1,287,907	(6,911,619)

Balance, December 31, 2015	$-	$-	$-
Additions	-	-	-
Depreciation	-	-	-
Balance December 31, 2016	$-	$-	$-